Equity Transactions - Schedule of Option Activity (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Accounting Policies [Abstract]
Beginning Balance, number of shares	47,503,280
Beginning Balance, weighted average exercise price	0.05
Options granted, number of shares	4,250,000	47,503,280
Options granted, weighted average exercise price	0.11
Options exercised, number of shares
Options exercised, weighted average exercise price
Options expired, number of shares
Options expired, weighted average exercise price
Ending Balance, number of shares	51,753,280	47,503,280
Ending Balance, weighted average exercise price	0.05	0.05